SP SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks — 95.1%
Aerospace & Defense — 1.5%
AAR Corp.	10,592	$188,114
Aerojet Rocketdyne Holdings, Inc.*	19,990	836,182
BWX Technologies, Inc.	5,931	288,899
Curtiss-Wright Corp.	6,344	586,249
Ducommun, Inc.*	7,758	192,786
		2,092,230
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	15,542	284,108
Hub Group, Inc. (Class A Stock)*	4,939	224,576
		508,684
Airlines — 0.3%
SkyWest, Inc.	17,402	455,758
Auto Components — 0.5%
Dorman Products, Inc.*	2,138	118,167
Tenneco, Inc. (Class A Stock)	11,095	39,942
Visteon Corp.*	10,796	517,992
		676,101
Banks — 18.3%
Amalgamated Bank (Class A Stock)	13,338	144,317
Ameris Bancorp	44,013	1,045,749
Atlantic Union Bankshares Corp.	40,736	892,118
BancorpSouth Bank	50,925	963,501
Bank of Hawaii Corp.	4,278	236,317
Banner Corp.	30,103	994,603
Brookline Bancorp, Inc.	49,536	558,766
Bryn Mawr Bank Corp.	13,072	370,983
CenterState Bank Corp.	66,451	1,144,951
Columbia Banking System, Inc.	50,201	1,345,387
Community Bank System, Inc.	24,214	1,423,783
ConnectOne Bancorp, Inc.	32,911	442,324
CVB Financial Corp.	68,522	1,373,866
FB Financial Corp.	30,394	599,370
First Financial Bankshares, Inc.(a)	41,234	1,106,721
First Merchants Corp.	39,160	1,037,348
First Midwest Bancorp, Inc.	45,017	595,800
First of Long Island Corp. (The)	7,883	136,770
Flushing Financial Corp.	4,613	61,630
German American Bancorp, Inc.	15,643	429,400
Glacier Bancorp, Inc.	44,227	1,503,939
Great Western Bancorp, Inc.	34,742	711,516
Heritage Financial Corp.	26,434	528,680
Home BancShares, Inc.	34,569	414,482
Independent Bank Corp.(a)	22,037	1,418,522
Lakeland Financial Corp.	25,203	926,210
Pacific Premier Bancorp, Inc.	29,884	563,015
Pinnacle Financial Partners, Inc.	16,426	616,632
Prosperity Bancshares, Inc.	6,148	296,641
Renasant Corp.	49,766	1,086,890
Sandy Spring Bancorp, Inc.	14,065	318,432
South State Corp.	10,754	631,582
Towne Bank	23,994	434,052
TriCo Bancshares(a)	22,666	675,900
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
United Community Banks, Inc.	58,985	$1,080,015
		26,110,212
Biotechnology — 0.5%
Emergent BioSolutions, Inc.*	12,016	695,246
Building Products — 0.8%
American Woodmark Corp.*	1,807	82,345
Gibraltar Industries, Inc.*	10,228	438,986
Griffon Corp.	26,724	338,058
Patrick Industries, Inc.	9,712	273,490
		1,132,879
Capital Markets — 2.1%
Hamilton Lane, Inc. (Class A Stock)	8,281	458,022
Houlihan Lokey, Inc.	16,131	840,748
PJT Partners, Inc. (Class A Stock)	9,762	423,573
Stifel Financial Corp.	27,274	1,125,870
Virtu Financial, Inc. (Class A Stock)(a)	9,996	208,117
		3,056,330
Chemicals — 1.1%
HB Fuller Co.	3,344	93,398
Innospec, Inc.	4,598	319,515
PolyOne Corp.	34,888	661,825
Quaker Chemical Corp.(a)	1,429	180,454
Stepan Co.	2,825	249,900
		1,505,092
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	16,777	408,688
Casella Waste Systems, Inc. (Class A Stock)*	6,744	263,420
		672,108
Communications Equipment — 2.0%
Lumentum Holdings, Inc.*(a)	19,812	1,460,144
NetScout Systems, Inc.*(a)	30,964	732,918
Viavi Solutions, Inc.*	63,807	715,277
		2,908,339
Construction & Engineering — 0.6%
EMCOR Group, Inc.	14,190	870,131
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*	21,235	318,525
Consumer Finance — 0.4%
FirstCash, Inc.	7,242	519,541
Oportun Financial Corp.*(a)	10,710	112,991
		632,532
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	58,860	718,092
Diversified Consumer Services — 0.7%
Chegg, Inc.*	14,962	535,340
A1

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Laureate Education, Inc. (Class A Stock)*	41,987	$441,284
		976,624
Diversified Financial Services — 0.1%
Alerus Financial Corp.	7,131	117,804
Electric Utilities — 4.6%
ALLETE, Inc.	26,388	1,601,224
IDACORP, Inc.	11,460	1,006,073
MGE Energy, Inc.	1,225	80,201
PNM Resources, Inc.(a)	43,384	1,648,592
Portland General Electric Co.	45,813	2,196,275
		6,532,365
Electrical Equipment — 0.4%
nVent Electric PLC	32,704	551,716
Electronic Equipment, Instruments & Components — 2.8%
Anixter International, Inc.*	6,372	559,908
CTS Corp.	22,060	549,073
FARO Technologies, Inc.*	11,199	498,356
Knowles Corp.*	42,380	567,044
SYNNEX Corp.	9,114	666,234
TTM Technologies, Inc.*	64,130	663,104
Vishay Intertechnology, Inc.	33,410	481,438
		3,985,157
Energy Equipment & Services — 0.4%
Apergy Corp.*(a)	37,864	217,718
Cactus, Inc. (Class A Stock)	30,360	352,176
		569,894
Entertainment — 0.0%
Live Nation Entertainment, Inc.*	1,635	74,327
Equity Real Estate Investment Trusts (REITs) — 11.0%
Acadia Realty Trust	57,425	711,496
Chatham Lodging Trust	21,907	130,128
Columbia Property Trust, Inc.	60,018	750,225
CyrusOne, Inc.	27,523	1,699,545
Healthcare Realty Trust, Inc.	62,031	1,732,526
Hudson Pacific Properties, Inc.	30,511	773,759
Life Storage, Inc.	7,426	702,128
National Health Investors, Inc.	21,593	1,069,285
Park Hotels & Resorts, Inc.	51,092	404,138
Pebblebrook Hotel Trust	68,803	749,265
Physicians Realty Trust	58,120	810,193
Preferred Apartment Communities, Inc. (Class A Stock)	28,384	203,797
PS Business Parks, Inc.	10,795	1,462,938
RLJ Lodging Trust	89,518	691,079
Safehold, Inc.(a)	16,006	1,012,059
STAG Industrial, Inc.	68,202	1,535,909
Terreno Realty Corp.	21,431	1,109,054
Urban Edge Properties	25,916	228,320
		15,775,844
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*	34,754	$885,185
Grocery Outlet Holding Corp.*	9,294	319,156
Performance Food Group Co.*	1,231	30,430
Rite Aid Corp.*	8,798	131,970
		1,366,741
Food Products — 2.0%
Darling Ingredients, Inc.*	19,791	379,393
Hostess Brands, Inc.*	88,356	941,875
Nomad Foods Ltd. (United Kingdom)*	46,851	869,555
Simply Good Foods Co. (The)*	33,843	651,816
		2,842,639
Gas Utilities — 2.2%
Chesapeake Utilities Corp.	13,781	1,181,170
ONE Gas, Inc.	23,186	1,938,813
		3,119,983
Health Care Equipment & Supplies — 1.6%
Avanos Medical, Inc.*	28,737	773,887
CONMED Corp.	9,782	560,215
Globus Medical, Inc. (Class A Stock)*	10,349	440,143
Integra LifeSciences Holdings Corp.*	11,616	518,887
		2,293,132
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	27,549	505,524
AMN Healthcare Services, Inc.*	10,597	612,613
		1,118,137
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*(a)	52,356	368,586
HMS Holdings Corp.*	24,852	628,010
Vocera Communications, Inc.*(a)	12,990	275,908
		1,272,504
Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.	8,846	127,559
Jack in the Box, Inc.	2,486	87,134
Marriott Vacations Worldwide Corp.	18,132	1,007,777
Papa John’s International, Inc.(a)	10,549	563,000
Texas Roadhouse, Inc.	1,502	62,033
Vail Resorts, Inc.	203	29,985
Wingstop, Inc.	3,124	248,983
		2,126,471
Household Durables — 1.6%
Helen of Troy Ltd.*	3,906	562,581
KB Home	19,980	361,638
MDC Holdings, Inc.	6,425	149,060
Meritage Homes Corp.*	14,015	511,688
TopBuild Corp.*	9,782	700,782
		2,285,749
Insurance — 5.1%
AMERISAFE, Inc.	9,304	599,829
BRP Group, Inc. (Class A Stock)*	12,086	127,507

A2

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
CNO Financial Group, Inc.	11,654	$144,393
Enstar Group Ltd. (Bermuda)*	5,329	847,577
Kemper Corp.	10,537	783,637
Kinsale Capital Group, Inc.	9,249	966,798
Palomar Holdings, Inc.*	10,951	636,910
Primerica, Inc.	7,566	669,440
ProAssurance Corp.	7,783	194,575
RLI Corp.	12,344	1,085,408
Selective Insurance Group, Inc.	25,889	1,286,683
		7,342,757
IT Services — 2.5%
CACI International, Inc. (Class A Stock)*	2,446	516,473
KBR, Inc.	65,040	1,345,027
LiveRamp Holdings, Inc.*	19,397	638,549
Perspecta, Inc.	62,774	1,144,998
		3,645,047
Leisure Products — 0.4%
Callaway Golf Co.	55,343	565,605
Life Sciences Tools & Services — 1.3%
Luminex Corp.	21,435	590,105
PRA Health Sciences, Inc.*	4,577	380,074
Syneos Health, Inc.*	23,049	908,592
		1,878,771
Machinery — 4.3%
Altra Industrial Motion Corp.	1,320	23,087
CIRCOR International, Inc.*	8,684	100,995
Columbus McKinnon Corp.	17,967	449,175
Enerpac Tool Group Corp.	28,532	472,205
Federal Signal Corp.	30,851	841,615
Kennametal, Inc.	56,048	1,043,614
Navistar International Corp.*	10,907	179,856
Rexnord Corp.	62,950	1,427,076
SPX FLOW, Inc.*	1,276	36,264
TriMas Corp.*	33,996	785,308
Watts Water Technologies, Inc. (Class A Stock)	9,555	808,831
		6,168,026
Media — 1.3%
Gray Television, Inc.*	2,920	31,361
Liberty Latin America Ltd. (Chile) (Class C Stock)*	51,811	531,581
Nexstar Media Group, Inc. (Class A Stock)	11,598	669,552
TEGNA, Inc.	56,096	609,203
		1,841,697
Metals & Mining — 1.2%
Coeur Mining, Inc.*	36,220	116,266
Commercial Metals Co.	48,038	758,520
Constellium SE*	39,317	204,842
Kaiser Aluminum Corp.	2,101	145,557
Sandstorm Gold Ltd. (Canada)*	65,049	325,895
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Warrior Met Coal, Inc.	21,309	$226,302
		1,777,382
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Blackstone Mortgage Trust, Inc. (Class A Stock)	11,922	221,988
KKR Real Estate Finance Trust, Inc.	9,522	142,925
PennyMac Mortgage Investment Trust	74,790	794,270
		1,159,183
Oil, Gas & Consumable Fuels — 2.1%
Brigham Minerals, Inc. (Class A Stock)	34,677	286,779
Delek US Holdings, Inc.(a)	10,184	160,500
Euronav NV (Belgium)	57,373	647,167
Falcon Minerals Corp.(a)	60,889	130,911
Golar LNG Ltd. (Bermuda)(a)	60,138	473,887
Noble Energy, Inc.	58,164	351,311
Rattler Midstream, MLP	35,144	122,301
Viper Energy Partners, MLP	82,836	549,203
WPX Energy, Inc.*	96,274	293,636
		3,015,695
Personal Products — 0.6%
BellRing Brands, Inc. (Class A Stock)*	20,111	342,893
Edgewell Personal Care Co.*	24,344	586,203
		929,096
Pharmaceuticals — 0.6%
Prestige Consumer Healthcare, Inc.*	22,995	843,457
Professional Services — 1.2%
ASGN, Inc.*	17,567	620,467
FTI Consulting, Inc.*	4,100	491,057
ICF International, Inc.	8,629	592,812
		1,704,336
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	37,511	503,398
Road & Rail — 1.6%
Marten Transport Ltd.	27,940	573,329
Saia, Inc.*	12,959	953,005
Werner Enterprises, Inc.	20,182	731,799
		2,258,133
Semiconductors & Semiconductor Equipment — 3.5%
Cohu, Inc.	14,902	184,487
Entegris, Inc.	7,688	344,192
FormFactor, Inc.*	19,084	383,398
Lattice Semiconductor Corp.*	28,422	506,480
MACOM Technology Solutions Holdings, Inc.*	40,438	765,491
MKS Instruments, Inc.	5,542	451,396
Onto Innovation, Inc.*	30,500	904,935
Semtech Corp.*	17,086	640,725
Synaptics, Inc.*	14,367	831,418
		5,012,522

A3

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 0.9%
Avaya Holdings Corp.*	3,875	$31,349
Bottomline Technologies DE, Inc.*	15,805	579,253
Verint Systems, Inc.*	15,479	665,597
		1,276,199
Specialty Retail — 1.9%
Burlington Stores, Inc.*	2,959	468,883
Five Below, Inc.*	7,850	552,483
Lithia Motors, Inc. (Class A Stock)	4,681	382,859
Murphy USA, Inc.*	6,242	526,575
Rent-A-Center, Inc.	18,024	254,859
RH*	1,543	155,025
Shoe Carnival, Inc.	3,296	68,458
Sonic Automotive, Inc. (Class A Stock)	5,634	74,820
Zumiez, Inc.*	9,588	166,064
		2,650,026
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	436	30,420
Crocs, Inc.*	6,548	111,250
Deckers Outdoor Corp.*	5,186	694,924
G-III Apparel Group Ltd.*	3,073	23,662
		860,256
Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.	98,396	624,814
NMI Holdings, Inc. (Class A Stock)*	24,429	283,621
OceanFirst Financial Corp.	44,619	709,888
Provident Financial Services, Inc.	35,064	450,923
Washington Federal, Inc.	41,854	1,086,530
		3,155,776
Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc.*	22,484	371,885
Foundation Building Materials, Inc.*	2,759	28,390
Herc Holdings, Inc.*	17,871	365,641
Kaman Corp.	15,818	608,519
		1,374,435
Water Utilities — 0.4%
SJW Group	10,976	634,084

Total Common Stocks (cost $154,341,357)		135,957,227
	Shares	Value

Exchange-Traded Fund — 1.7%
iShares Russell 2000 Value ETF(a)	29,213	$2,396,342
(cost $3,534,200)

Total Long-Term Investments (cost $157,875,557)		138,353,569
Short-Term Investments — 8.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,457,688	4,457,688
PGIM Institutional Money Market Fund (cost $7,515,487; includes $7,505,023 of cash collateral for securities on loan)(b)(w)	7,522,144	7,510,108

Total Short-Term Investments (cost $11,973,175)		11,967,796

TOTAL INVESTMENTS—105.2% (cost $169,848,732)		150,321,365

Liabilities in excess of other assets — (5.2)%		(7,393,470)

Net Assets — 100.0%		$142,927,895

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,294,513; cash collateral of $7,505,023 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4